22. OTHER NON-CURRENT ASSETS (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfOtherNoncurrentAssetsLineItems [Line Items]
Allowances, beginning	$ (1.5)
Allowances, ending	0.0	$ (1.5)
Other non-current assets
DisclosureOfOtherNoncurrentAssetsLineItems [Line Items]
Allowances, beginning	(3.8)	(2.4)	$ (1.3)
Creation	(0.3)	(1.4)	(1.1)
Utilized	2.0	0.0	0.0
Allowances, ending	$ (2.1)	$ (3.8)	$ (2.4)